Leases (Details) ¥ in Thousands, $ in Thousands	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 01, 2023 JPY (¥)	Jun. 01, 2023 USD ($)	Apr. 30, 2023 JPY (¥)	Feb. 28, 2023 JPY (¥)	Feb. 28, 2023 USD ($)
Leases [Abstract]
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property and equipment, net	Property and equipment, net				Property and equipment, net
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Property and equipment, net	Property and equipment, net				Property and equipment, net
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Property and equipment, net	Property and equipment, net				Property and equipment, net
Operating lease ROU asset	¥ 410,411	$ 2,605				¥ 46,046	¥ 485,848	$ 3,084
Operating lease liability	501,429	3,183		¥ 485,848	$ 3,084
Borrowing rate of percentage				2.95%	2.95%
Security deposit	¥ 137,562	$ 873	$ 106,723